NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Inventory) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Total	$ 1,230,526	$ 678,123